Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	39
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$99,766,880.22	0.5949483	$83,854,799.53	0.5000584	$15,912,080.69
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$201,236,880.22	0.1338759	$185,324,799.53	0.1232901	$15,912,080.69

Weighted Avg. Coupon (WAC)	3.60%		3.61%
Weighted Avg. Remaining Maturity (WARM)	22.05		21.19
Pool Receivables Balance	$227,158,353.91		$210,941,813.18
Remaining Number of Receivables	32,114		31,266

Adjusted Pool Balance	$223,954,856.21		$208,042,775.52

III. COLLECTIONS

Principal:
Principal Collections	$15,799,193.92
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$280,589.30
Total Principal Collections	$16,079,783.22

Interest:
Interest Collections	$696,631.99
Late Fees & Other Charges	$56,375.95
Interest on Repurchase Principal	$-
Total Interest Collections	$753,007.94

Collection Account Interest	$4,738.51
Reserve Account Interest	$1,227.01
Servicer Advances	$-

Total Collections	$16,838,756.68

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	39
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$16,838,756.68
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,838,756.68

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$189,298.63	$-	$189,298.63	$189,298.63
Collection Account Interest					$4,738.51
Late Fees & Other Charges					$56,375.95
Total due to Servicer					$250,413.09

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$83,970.46		$83,970.46

Total Class A interest:		$83,970.46		$83,970.46	$83,970.46

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$16,344,312.96

9. Regular Principal Distribution Amount:					$15,912,080.69

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$15,912,080.69
Class A Notes Total:		$15,912,080.69		$15,912,080.69
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$15,912,080.69		$15,912,080.69

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					432,232.27

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,203,497.70
Beginning Period Amount	$3,203,497.70
Current Period Amortization	$304,460.04
Ending Period Required Amount	$2,899,037.66
Ending Period Amount	$2,899,037.66
Next Distribution Date Required Amount	$2,611,955.92

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	10.14%	10.92%	10.92%

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	39
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.01%	30,643	97.07%	$204,769,585.22
30 - 60 Days	1.60%	501	2.37%	$4,998,789.12
61 - 90 Days	0.33%	104	0.48%	$1,007,411.51
91-120 Days	0.06%	18	0.08%	$166,027.33
121 + Days	0.00%	0	0.00%	$-
Total		31,266		$210,941,813.18

Delinquent Receivables 30+ Days Past Due
Current Period	1.99%	623	2.93%	$6,172,227.96
1st Preceding Collection Period	2.03%	652	2.85%	$6,471,121.16
2nd Preceding Collection Period	1.99%	657	2.80%	$6,822,411.47
3rd Preceding Collection Period	1.93%	652	2.69%	$7,036,129.69
Four-Month Average	1.99%		2.82%

Repossession in Current Period		28		$289,565.67
Repossession Inventory		56		$164,819.44

Current Charge-Offs
Gross Principal of Charge-Offs				$417,346.81
Recoveries				$(280,589.30)
Net Loss				$136,757.51

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.72%

Average Pool Balance for Current Period				$219,050,083.55

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.75%
1st Preceding Collection Period				0.07%
2nd Preceding Collection Period				0.33%
3rd Preceding Collection Period				0.33%
Four-Month Average				0.37%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	39	2,358	$35,817,810.47
Recoveries	27	2,173	$(21,751,108.87)
Net Loss			$14,066,701.60
Cumulative Net Loss as a % of Initial Pool Balance			0.91%

Net Loss for Receivables that have experienced a Net Loss *	33	1,998	$14,174,889.30
Average Net Loss for Receivables that have experienced a Net Loss			$7,094.54

Principal Balance of Extensions			$933,814.62
Number of Extensions			96

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.